Statement of Cash Flows (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 18,767	$ 64,971
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	67	114
Depreciation and amortization	27,969	25,005
Amortization of grants	(87)	(108)
Share compensation expense	6,355	5,549
Deferred taxes	(7,385)	(406)
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(22,682)	10,040
Increase in unbilled revenue	(33,417)	(697)
(Increase)/decrease in other receivables	(4,203)	2
Increase in prepayments and other current assets	(4,389)	(4,978)
Increase in other non current assets	(357)	(720)
Decrease in payments on account	(5,234)	(20,075)
Increase/(decrease) in other current liabilities	14,170	(7,731)
(Decrease)/increase in other non current liabilities	(618)	476
Decrease/(increase) in income taxes receivable	894	(12,768)
Decrease in accounts payable	(7,478)	(3,173)
Net cash (used in)/provided by operating activities	(17,628)	55,501
Cash flows from investing activities:
Purchase of property, plant and equipment	(24,608)	(23,906)
Purchase of subsidiary undertakings	(62,777)	(3,411)
Cash acquired with subsidiary undertakings	8,300
Purchase of short term investments	(40,000)	(30,260)
Sale of short term investments	381	79,487
Net cash (used in)/provided by investing activities	(118,704)	21,910
Cash flows from financing activities:
Proceeds from the exercise of share options	3,010	11,645
Share issuance costs	(74)	(51)
Tax benefit from the exercise of share options	474	2,248
Repayment of other liabilities		(165)
Net cash provided by financing activities	3,410	13,677
Effect of exchange rate movements on cash	4,003	(4,600)
Net (decrease)/increase in cash and cash equivalents	(128,919)	86,488
Cash and cash equivalents at beginning of period	255,706	144,801
Cash and cash equivalents at end of period	$ 126,787	$ 231,289